Employee deferred compensation (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		3,052	3,585	3,718
Total shares delivered (million)
Total shares delivered (in shares)		24.2	47.3	39.1
Adjustable Performance Plan awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		1,106	963
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		253
Cash Retention Awards (CRA)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		0	578	822
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		3	45	629
Total shares delivered (million)
Portion of PAF awards vested over first three months of 2009 (as a percent)	33.30%
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		334	422	431
Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		767	294	331
Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		415	561
Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		174	723	1,526
Performance Incentive Plans (PIP I and PIP II)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		0	(1)	(21)